Reserves for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (16.0)	$ (10.1)	$ 32.4	$ (145.7)
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years			(70.8)	(49.0)
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years			$ 103.2	$ (96.7)